UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21865

Nakoma Mutual Funds
(Exact name of registrant as specified in charter)

8040 Excelsior Drive, Suite 401
Madison, WI 53717
(Address of principal executive offices)(zip code)

Daniel Pickett
Nakoma Capital Management, LLC
8040 Excelsior Drive, Suite 401
Madison, WI 53717
(Name and address of agent for service)

Registrant's telephone number, including area code: (608) 831-8814

Date of fiscal year end: May 31

Date of reporting period: August 31, 2008

Item 1. Schedule of Investments

NAKOMA ABSOLUTE RETURN FUND
SCHEDULES OF PORTFOLIO INVESTMENTS AND SECURITIES SOLD SHORT
August 31, 2008 (Unaudited)

SCHEDULE OF INVESTMENTS
Description	Shares	Value
COMMON STOCKS - 45.7%
Consumer Discretionary - 3.1%
Media - 1.8%
Comcast Corp., Class A	109,100	$2,310,738
Specialty Retail - 1.3%
Guess?, Inc.	42,800	1,595,156
		3,905,894
Consumer Staples - 6.2%
Food & Staples Retailing - 2.1%
CVS/Caremark Corp.	71,420	2,613,972

Food Products - 4.1%
Dean Foods Co. (1)	89,200	2,245,164
Kraft Foods, Inc., Class A	89,500	2,820,145
		5,065,309
		7,679,281
Financials - 2.4%
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (1)	32,300	3,075,606
Health Care - 14.9%
Biotechnology - 1.4%
Celgene Corp. (1)	25,400	1,760,220
Health Care Equipment & Supplies - 3.5%
Mindray Medical International, Ltd. - ADR	61,500	2,391,735
NuVasive, Inc. (1)	41,570	1,981,226
		4,372,961
Health Care Provider & Services - 4.0%
LHC Group, Inc. (1)	85,900	2,502,267
Psychiatric Solutions, Inc. (1)	65,000	2,453,750
		4,956,017
Life Sciences Tools & Services - 3.8%
Thermo Fisher Scientific, Inc. (1)	78,940	4,780,606
Pharmaceuticals - 2.2%
Abbott Laboratories	47,000	2,699,210
		18,569,014
Industrials - 5.3%
Commercial Services & Supplies - 1.8%
Corrections Corp. of America (1)	85,400	2,271,640
Electrical Equipment - 0.8%
EnerSys (1)	33,000	927,960
Machinery - 2.7%
Bucyrus International, Inc.	29,800	2,081,530
SPX Corp.	11,000	1,311,750
		3,393,280
		6,592,880
Information Technology - 10.9%
Communications Equipment - 2.0%
Corning, Inc.	119,890	2,462,541
Semiconductors & Semiconductor Equipment - 3.9%
Intel Corp.	125,000	2,858,750
MEMC Electronic Materials, Inc. (1)	41,050	2,015,145
		4,873,895
Software - 5.0%
Activision Blizzard, Inc. (1)	82,400	2,704,368
Microsoft Corp.	54,100	1,476,389
Perfect World Co., Ltd. - ADR (1)	85,300	2,141,030
		6,321,787
		13,658,223

Materials - 2.9%
Metals & Mining - 2.9%
ArcelorMittal	12,700	998,474
Newmont Mining Corp.	57,400	2,588,740
		3,587,214

TOTAL COMMON STOCKS		57,068,112
(Cost $56,543,438)

EXCHANGE-TRADED FUNDS - 6.1%
PowerShares DB Crude Oil Double Short ETN (1)	56,600	1,854,782
UltraShort Oil & Gas ProShares	85,500	2,959,155
United States Natural Gas Fund LP (1)	74,600	2,742,296
Total Exchange-Traded Funds
(Cost $6,797,260)		7,556,233

SHORT-TERM INVESTMENTS - 44.1%
UMB Bank Money Market
Fiduciary, 0.884% (2)(3)	54,975,098	54,975,098
Total Short-Term Investments
(Cost $54,975,098)		54,975,098
Total Investments - 95.9%
(Cost $118,315,796)		119,599,443

Segregated Cash with Brokers - 47.6%		59,374,295
Securities Sold Short - (43.6)%		(54,384,792)
Other Assets and Liabilities - 0.1%		149,307
Total Net Assets - 100.0%		$124,738,253

(1) Non-income producing security.
(2) Variable rate security; the coupon rate represents the rate at August 31, 2008.
(3) As of the period ended August 31, 2008, 33,520,137 shares valued at $33,520,137 were held in a segregated account as collateral for securities sold short.

Percentages indicated are based on net assets.
The accompanying notes are an integral part of the schedule of investments.

SCHEDULE OF SECURITIES SOLD SHORT
Description	Shares	Value

COMMON STOCKS SOLD SHORT
Consumer Discretionary
Auto Components
Autoliv, Inc.	38,300	1,470,337
Automobiles
Harley-Davidson, Inc.	24,700	982,565
Winnebago Industries, Inc.	118,396	1,343,795
		2,326,360
Diversified Consumer Services
Weight Watchers International, Inc.	27,500	1,089,000
Hotels, Restaurants & Leisure
Buffalo Wild Wings, Inc. (1)	38,400	1,385,472
Cheesecake Factory, Inc. (1)	88,500	1,360,245
PF Chang's China Bistro, Inc. (1)	54,300	1,410,714
Starwood Hotels & Resorts Worldwide, Inc.	39,100	1,417,375
Tim Hortons, Inc.	44,100	1,387,386
		6,961,192
Household Durables
Centex Corp.	69,330	1,124,533
Ethan Allen Interiors, Inc.	67,630	1,835,478
Mohawk Industries, Inc. (1)	31,980	2,208,219
		5,168,230
Internet & Catalog Retail
Amazon.com, Inc. (1)	20,800	1,680,848
Multiline Retail
Sears Holdings Corp. (1)	21,800	2,004,510
Specialty Retail
Dick's Sporting Goods, Inc. (1)	88,700	2,030,343
Textiles, Apparel & Luxury Goods
Luxottica Group S.p.A. - ADR	57,300	1,439,376
Timberland Co., Class A (1)	86,800	1,463,448
		2,902,824
		25,633,644
Financials
Capital Markets
Lehman Brothers Holdings, Inc.	30,400	489,136
Commercial Banks
SVB Financial Group (1)	14,200	795,910
		1,285,046
Health Care
Health Care Equipment & Supplies
IDEXX Laboratories, Inc. (1)	28,500	1,604,550
Health Care Technology
Eclipsys Corp. (1)	59,800	1,334,138
		2,938,688
Industrials
Machinery
Caterpillar, Inc.	19,500	1,379,235
PACCAR, Inc.	38,800	1,670,728
		3,049,963
Information Technology
Communications Equipment
Research In Motion, Ltd. (1)	9,300	1,130,880
Electronic Equipment & Instruments
AU Optronics Corp. - ADR	82,740	987,916
LG Display Co., Ltd. - ADR	53,800	662,816
		1,650,732
Internet Software & Services
Baidu.com, Inc. - ADR (1)	3,400	1,066,648
Semiconductors & Semiconductor Equipment -
Applied Materials, Inc.	133,340	2,389,453
Cymer, Inc. (1)	59,250	1,773,945
Lam Research Corp. (1)	57,390	2,109,656
Novellus Systems, Inc. (1)	81,770	1,853,726
		8,126,780
		11,975,040
Materials
Metals & Mining
Aluminum Corp. of China, Ltd. - ADR	57,700	1,275,170
Carpenter Technology Corp.	36,600	1,420,446
Mechel - ADR	41,600	1,137,344
Southern Copper Corp.	59,200	1,511,376
		5,344,336
Telecommunication Services
Diversified Telecommunications
Vimpel-Communications - ADR	45,500	1,093,365
Total Common Stocks Sold Short
(Proceeds $59,232,575)		51,320,082

EXCHANGE-TRADED FUNDS SOLD SHORT
United States Oil Fund LP (1)	33,000	3,064,710

Total Exchange-Traded Funds Sold Short
(Proceeds $3,556,588)		3,064,710

TOTAL SECURITIES SOLD SHORT		$54,384,792
(Proceeds $62,789,163)

(1) Non-income producing security.

The accompanying notes are an integral part of the schedule of investments.

NAKOMA ABSOLUTE RETURN FUND
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS AND SECURITIES SOLD SHORT
August 31, 2008 (Unaudited)

Federal Income Taxes

At August 31, 2008, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for Federal income tax purposes were as follows:

Cost of investments	$118,315,796
Proceeds from securities sold short	(62,776,828)
Unrealized appreciation	$13,812,933
Unrealized depreciation	(4,137,250)
Net unrealized appreciation on investments and
securities sold short	$9,675,683

The difference between cost amounts for financial statement and Federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Footnote Disclosure

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

▪ Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

▪ Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

▪ Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of 08/31/2008:

Nakoma Absolute Return Fund

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices: Long Positions Short positions	$119,599,443 54,384,792
Level 2 - Other Significant Observable Inputs: Long Positions Short Positions	0 0
Level 3 - Significant Unobservable Inputs: Long Positions Short Positions	0 0
Total: Long Positions Short Positions	$119,599,443 54,384,792

* Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Item 2. Controls and Procedures

a)
The Registrant’s principal executive and financial officer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to him by others within the Registrant and by the Registrant’s service providers.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended August 31, 2008 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)
Certification for the principal executive and financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive and Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nakoma Mutual Funds

/s/ Daniel Pickett
By: Daniel Pickett
President
September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Daniel Pickett
By: Daniel Pickett
President
(Principal Executive and Principal Financial Officer)
September 29, 2008